Business Acquisitions - Consideration Paid (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($)
Business combinations [Abstract]
Cash consideration paid	$ 50.8
Cash acquired	0.2
Total net cash paid	$ 50.6